Employee Benefits - Summary of Expected Future Contribution and Estimated Future Benefit Payments (Detail) ₨ in Millions	12 Months Ended
Mar. 31, 2020 INR (₨)
Disclosure of defined benefit plans [abstract]
Expected contribution to the fund during the year ending March 31, 2021	₨ 3,035
Expected benefit payments from the fund for the year ending March 31, 2021	1,740
Expected benefit payments from the fund for the year ending March 31, 2022	1,343
Expected benefit payments from the fund for the year ending March 31, 2023	1,295
Expected benefit payments from the fund for the year ending March 31, 2024	1,261
Expected benefit payments from the fund for the year ending March 31, 2025	1,226
Thereafter	13,819
Total	₨ 20,684